RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Text Block]
NOTE 3:-	RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2015	2014

Government authorities	$145	$93
Prepaid expenses	915	181

	$1,060	$274